Daewoong Convertible Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Daewoong Convertible Notes
Daewoong Convertible Notes

Note 5.    Daewoong Convertible Notes

During the three months ended March 31, 2023 (Predecessor), the Predecessor recognized $0.5 million of income related to the decrease in the fair value of the Daewoong Convertible Notes. As of December 31, 2022, the principal amount outstanding (excluding the PIK Principal) under the Daewoong Convertible Notes was $60 million, with an estimated fair value of $53.5 million. The Daewoong Convertible Notes were converted into shares of the Successor’s common stock at the Closing.

Convertible Note Subscription and License Agreement Amendment

On March 19, 2024, the Company entered into a subscription agreement with Daewoong (the “Subscription Agreement”) relating to the sale and issuance by the Company of senior secured convertible notes (each, a “2024 Convertible Note” and together, the “2024 Convertible Notes”) in the principal amount of up to $15.0 million, which are convertible into shares of the Company’s common stock, subject to certain conditions and limitations set forth in each Convertible Note. Each Convertible Note contains customary events of default, accrues interest at an annual rate of 15.79% and has a maturity date that is three years from the funding date, unless earlier repurchased, converted or redeemed in accordance with its terms prior to such date. The Company will use the net proceeds from each Convertible Note to support the late-stage clinical development of its lead product candidate ABP-450 and for general working capital purposes. Pursuant to the terms of the Subscription Agreement, on March 24, 2024, the Company issued and sold to Daewoong one Convertible Note in the principal amount of $5.0 million, and on April 12, 2024, the Company issued and sold to Daewoong one Convertible Note in the principal amount of $10.0 million.

On March 19, 2024, the Company entered into a Fourth Amendment to the License Agreement (the “License Agreement Amendment”) with Daewoong, which amends that certain License and Supply Agreement, by and between the Company and Daewoong, dated December 20, 2019, as previously amended on July 29, 2022, January 8, 2023 and April 24, 2023 (the “License Agreement”). Pursuant to the terms of the License Agreement Amendment, the License Agreement will terminate if, over any six-month period, (a) the Company ceases to commercialize ABP-450 in certain territories specified in the License Agreement and (b) the Company ceases to advance any clinical studies of ABP-450 in such territories. The License Agreement Amendment also provides that, in the event that the License Agreement is terminated for the foregoing reasons, Daewoong will have the right to purchase all Know-How (as defined in the License Agreement) related to ABP-450 for a price of $1.00 (the “Termination Purchase Right”). The Termination Purchase Right will terminate and expire upon Daewoong’s sale of 50% of its common stock, including common stock held by its affiliates and common stock that would be issued upon an Automatic Conversion or Optional Conversion (as defined in the Convertible Notes).

During the three months ended March 31, 2024 (Successor), the Company recognized $0.1 million of expense related to the increase in the fair value of the 2024 Daewoong Convertible Note. As of March 31, 2024, the principal amount outstanding under the 2023 Daewoong Convertible Note was $5 million, with an estimated fair value of $5.1 million.

Note 7.    Daewoong Convertible Notes (Predecessor)

In August 2020, the Predecessor entered into a Convertible Promissory Note Purchase Agreement with Daewoong (the “Daewoong Purchase Agreement”), pursuant to which the Predecessor issued Daewoong two subordinated convertible promissory notes (collectively, the “2020 Daewoong Convertible Notes”) with an aggregate principal amount of $25.0 million. The 2020 Daewoong Convertible Notes had similar terms, of which one was issued on August 27, 2020 with a principal amount of $10.0 million and the other was issued on September 18, 2020 with a principal amount of $15.0 million. The 2020 Daewoong Convertible Notes were unsecured and subordinated to the Predecessor’s 2019 Convertible Notes. The Predecessor’s payment and performance under the 2020 Daewoong Convertible Notes was guaranteed by ABP Sub Inc., the Predecessor’s wholly owned subsidiary prior to the Merger.

The 2020 Daewoong Convertible Notes bore interest daily at 3% per annum with semiannual compounding. Interest is paid in-kind by adding the accrued amount thereof to the principal amount on a semi-annual basis on June 30th and December 31st of each calendar year for so long as any principal amount remained outstanding (such paid in-kind interest, in the aggregate at any time, the “PIK Principal”). The 2020 Daewoong Convertible Notes had a maturity date of September 18, 2025.

Pursuant to the 2020 Daewoong Convertible Notes’ terms, Daewoong could have elected to convert all of the then outstanding principal amount and all accrued and unpaid interest into the Predecessor’s common stock at any time following the date that was 12 months after September 18, 2020, provided, that such election must have been made at the same time with respect to all notes issued to Daewoong. The number of shares issuable upon any conversion would have been equal to (i) the outstanding principal amount (excluding PIK Principal) divided by $25.0 million and (ii) multiplied by 9.99% of the aggregate of all of the shares of the Predecessor’s common stock then outstanding, the Predecessor’s common stock issuable upon conversion or exercise of all of the outstanding convertible or exercisable securities, all outstanding vested or unvested options or warrants to purchase the Predecessor’s capital stock, but excluding all out-of-the-money options, and all shares of common stock issuable upon conversion of any convertible debt (whether or not such debt would have been convertible at such time).

Immediately prior to an initial public offering (“IPO”), all of the then outstanding principal amount and accrued and unpaid interest under the 2020 Daewoong Convertible Notes would have automatically converted into shares of the Predecessor’s common stock. The number of shares of common stock issuable upon conversion of the 2020 Daewoong Convertible Notes was equal to (i) the outstanding principal amount (excluding PIK Principal) divided by $25.0 million and (ii) multiplied by the greater of (A) 9.99% of the pre-IPO shares of the Predecessor, and (B) that number of shares having an aggregate value of $20.0 million immediately prior to the IPO based upon a price per share of such common stock issued to the public in the IPO; provided, however, that in no event was Daewoong’s ownership to exceed 15% of the pre-IPO shares of the Predecessor after taking into account conversion of the 2020 Daewoong Convertible Notes. In the event, and only in the event, that shares of the Predecessor were sold in the IPO whereby the pre-money valuation of the Predecessor was $200.0 million or greater, within five business days of the conversion of the 2020 Daewoong Convertible Notes, the Predecessor would have been required pay to Daewoong the PIK Principal plus all accrued and unpaid interest either in cash or by the issuance of additional shares of common stock at the price per share in the IPO, which payment method would have been be at the Predecessor’s sole election.

In May 2021, the Daewoong Purchase Agreement was amended to provide for the issuance of an additional subordinated convertible promissory note by the Predecessor to Daewoong at an initial principal amount of $5.0 million. The subordinated convertible promissory note was issued with terms similar to the two subordinated convertible promissory notes issued in 2020 and had a maturity date of May 12, 2026 (all such convertible promissory notes, the “Daewoong Convertible Notes”).

Pursuant to the terms of the amended Daewoong Purchase Agreement, Daewoong could have elected to convert all of the then outstanding principal amount and all accrued and unpaid interest into the Predecessor’s common stock at any time following the date that was 12 months after September 18, 2020, provided, that such election must have been made at the same time with respect to all notes issued to Daewoong. The number of shares of common stock issuable upon conversion would have been equal to (i) the outstanding principal amount (excluding PIK Principal) divided by $30.0 million and (ii) multiplied by 11.99% of the aggregate of all of the shares of the Predecessor’s common stock then outstanding, the Predecessor’s common stock issuable upon conversion or exercise of all of the outstanding convertible or exercisable securities, all outstanding vested or unvested options or warrants to purchase the Predecessor’s capital stock, but excluding all out-of-the-money options, and all shares of common stock issuable upon conversion of any convertible debt (whether or not such debt would have been convertible at such time).

In addition, immediately prior to an initial public offering, all of the then outstanding principal amount and accrued and unpaid interest under the convertible notes would have automatically converted into shares of the Predecessor’s common stock. The number of shares of common stock issuable upon conversion of the convertible notes was equal to (i) the outstanding principal amount (excluding PIK Principal) divided by $30.0 million and (ii) multiplied by the greater of (A) 11.99% of the pre-IPO shares of the Predecessor, and (B) that number of shares having an aggregate value of $24.0 million immediately prior to the IPO based upon a price per share of such common stock issued to the public in the IPO; provided, however, that in no event was Daewoong’s ownership to exceed 18% of the pre-IPO shares of the Predecessor after taking into account conversion of the Daewoong Convertible Notes.

Due to certain embedded features within the Daewoong Convertible Notes, the Predecessor elected to account for the Daewoong Convertible Notes, including the paid-in-kind principal and interest, and the embedded features at fair value at inception. Subsequent changes in fair value were recorded as a component of other (loss) income in the Predecessor’s consolidated statements of operations and comprehensive loss or as a component of other comprehensive income (loss) for changes to instrument-specific credit risk. As a result of electing the fair value option, any direct costs and fees related to the Daewoong Convertible Notes were expensed as incurred.

On July 29, 2022, the Predecessor entered into a Convertible Promissory Note Purchase Agreement between the Predecessor and Daewoong Co., LTD. and received $30 million. The related note had a stated interest rate of 15.79% per annum. Such note was scheduled to mature on December 29, 2023 and had similar conversion terms to the Daewoong Convertible Notes. Such note could have been prepaid, in whole, without premium or penalty at any time prior to the maturity date.

During the periods from January 1, 2023 to July 21, 2023 (Predecessor) and the year ended December 31, 2022, the Predecessor recognized $3.7 million and $(2.2) million, respectively, of income (expense) related to the decrease (increase) in the fair value of the Daewoong Convertible Notes. As of December 31, 2022, the principal amount outstanding (excluding the PIK Principal) under the Daewoong Convertible Notes was $60 million, with an estimated fair value of $53.5 million. The Daewoong Convertible Notes were converted into shares of the Successor’s common stock at the Closing.